Advances to Suppliers - Schedule of Prepayments and Advances to Suppliers (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Advances to raw material suppliers	[1]	$ 569,747	$ 508,674
Advances to subcontractors			121,695
Advances to advertising venders		231,914
Less: allowance for advances		(20,340)
Advance to suppliers		$ 781,321	$ 630,369

[1]	The advances on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The advances are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any purchase order priced at market.